CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 14,724	$ 764,849	$ 957,521
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	165,898	188,356	173,667
Stock-based compensation	23,750	237,078	2,504
Unrealized foreign exchange loss (gain)	121,720	192,352	(65,133)
Net gain (loss) on sales of trading securities	58,197	(360,754)	(689,407)
Impairment loss on trading securities	1,336,501	0	211,018
Changes in operating assets and liabilities:
(Increase) decrease in prepaids	2,606	(1,587)	(2,599)
Decrease (increase) in inventory	(21,658)	179,331	(133,292)
Change in asset retirement obligation	(13,886)	6,171	(47,054)
Increase in accounts payable and accrued liabilities	155,868	186,590	645,082
Increase (decrease) in due to related parties	(29,558)	91,435	102,493
Net cash provided by operating activities	1,814,162	1,483,821	1,154,800
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of trading securities	(2,036,995)	(2,149,341)	(2,537,144)
Proceeds on sale of trading securities	1,805,342	2,193,935	2,053,292
Acquisition of equipment	(37,722)	(259,602)	(203,419)
Net cash used in investing activities	(269,375)	(215,008)	(687,271)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options and warrants	0	0	94,929
Repurchase of capital stock	(171,325)	(163,141)	(338,386)
Net cash used in financing activities	(171,325)	(163,141)	(243,457)
Change in cash and cash equivalents and restricted cash during the year	1,373,462	1,105,672	224,072
Cash and cash equivalents and restricted cash, beginning of the year	6,077,322	4,971,650	4,747,578
Cash and cash equivalents and restricted cash, end of the year	7,450,784	6,077,322	4,971,650
Reconciliation of Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of year	5,781,000	4,675,328	4,451,256
Restricted cash at beginning of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash, beginning of the year	6,077,322	4,971,650	4,747,578
Cash and cash equivalents at end of year	7,154,462	5,781,000	4,675,328
Restricted cash at end of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash, end of the year	$ 7,450,784	$ 6,077,322	$ 4,971,650